STROOCK & STROOCK & LAVAN LLP
                                 180 MAIDEN LANE
                            NEW YORK, NEW YORK 10038

April 10, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: Patsy Mengiste

Re:   The Swiss Helvetia Fund, Inc. (the "Fund")
      File No.: 811-05128
      REVISED PRELIMINARY PROXY STATEMENT ON SCHEDULE 14A

Ladies and Gentlemen:

     On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission, is the Fund's revised preliminary proxy statement on
Schedule 14A (the "Revised Proxy Statement"), for the annual meeting of stockholders of the Fund (the "Annual Meeting").

     The Revised Proxy Statement is being solely to add a paragraph describing a Lipper award the Fund recently received. This disclosure has been marked for your attention. No other changes have been made to the preliminary proxy statement filed on April 3, 2006, which the staff has already commented on. We will respond to those comments, and any comments you have to the Revised Proxy Statement, in the definitive proxy statement to be filed early next week.

     Please direct comments and questions concerning the Proxy Statement to me at 212.806.6443 or, in my absence, to my colleague Janna Manes at 212.806.6141.

                                                     Very truly yours,


                                                     /S/  NICOLE RUNYAN
                                                     Nicole Runyan

cc:  Janna Manes